Liquidity and Going Concern - Additional Information (Details) (Detail) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 08, 2021	Apr. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Liquidity And Going Concern Line Items
Working capital			$ 8,282,699		$ 10,060,817
Accumulated deficit			(17,668,692)		(15,031,624)	$ (12,183,730)
Cash			9,609,631		13,953,513	18,457
Accounts payable and accrued expenses			1,342,415		2,353,614
Current notes payable			994,789		42,534	$ 98,419
Issuance of common stock			$ 60,391	$ 4,871	4,870
IPO
Disclosure Of Liquidity And Going Concern Line Items
Working capital					14,600,000
Issuance of common stock					$ 14,595,045
Subsequent Event
Disclosure Of Liquidity And Going Concern Line Items
Issuance of common stock	$ 1,546,730	$ 1,546,730
Treasury share held	$ 772,420	$ 772,420